DEPOSITS (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deposits [Abstract]
Noninterest-bearing	$ 69,296,354	$ 68,170,743
Interest-bearing transaction accounts	300,782,040	285,437,812
Savings	29,907,675	29,070,422
Time	133,172,224	127,627,662
Total deposits	$ 533,158,293	$ 510,306,639